Accounts receivable and others	12 Months Ended
Jun. 30, 2018
Accounts Receivable And Others
Accounts receivable and others
7.	Accounts receivable and others

	Note	2018	2017
Trade accounts receivable	7.1	78,557	44,303
Recoverable taxes	7.2	9,479	7,126
Advances to suppliers		6,711	1,866
Other receivables		429	731
Total current		95,176	54,026

Trade accounts receivable	7.1	55,423	22,692
Recoverable taxes	7.2	17,847	20,124
Judicial deposits	25.c	1,505	1,789
Total noncurrent		74,775	44,605

7.1	Trade accounts receivable

	2018	2017
Sale of sugarcane (c)	36,742	23,637
Sale of grains (d )	14,757	11,958
Sale of cattle	589	—
Leases of land	5,747	184
Sale of machinery	216	249
Sale of farms (e)	21,372	9,136
	79,423	45,164

Allowance for doubtful accounts (a)	(866)	(861)

Total current	78,557	44,303

Sale of machinery	—	100
Sale of farms (e)	55,423	22,592

Total non-current	55,423	22,692

a)	Changes in the allowance for doubtful accounts:

At June 30, 2016	1,163
Accrual of provision	49
Write-off or reversal	(351)
At June 30, 2017	861
Accrual of provision	284
Write-off or reversal	(279)
At June 30, 2018	866

The estimated losses in allowance for doubtful accounts were recorded as selling expenses in the statement of operations. The allowance for doubtful accounts is based on the analysis of accounts, individually by client, and the amounts included in the allowance are written-off when these amounts are no longer expected to be recovered.

b)	Breakdown of receivable by maturity

	2018	2017
Falling due:
Up to 30 days	34,305	8,020
31 to 90 days	19,611	15,025
91 to 180 days	9,159	100
181 to 360 days	15,316	20,967
Over 360 days	55,423	22,692

Past due:
Up to 30 days	106	22
31 to 90 days	60	169
91 to 180 days	2	5
181 to 360 days	8	1
Over 360 days	856	855
	134,846	67,856

c)	Sale of sugarcane

The Company has two sugarcane supply agreements. The first agreement was with Brenco Companhia Brasileira de Energia Renovável and the second agreement is included in the partnership IV Agreement, as mentioned in the Explanatory Note on Commitments, whose credit risks are assessed in accordance with the internal policy, as presented in Note 4.8b.

All the risks were covered during the fiscal year ended on June 30, 2018, and there is no record of default until the date of disclosure of these Financial Statements.

d)	Sale of grains

For the years ended June 30, 2018 and 2017, corn and soybean were sold mainly to the customers Bunge Alimentos, Amaggi and Cargill Agrícola.

e)	Receivables from sale of farms

Total amounts sold, collected and receivables from sale of farms are as follows:

	Araucária I	Araucária II	Araucária III	Araucária IV	Araucária V	Jatobá I	Consolidated
At June 30, 2016	1,930	14,411	—	—	—	—	16,341
Sale amount (a)	—	—	12,451	16,987	—	10,145	39,583
Receipts	(1,950)	(8,188)	(2,124)	(3,009)	—	(878)	(16,149)
Restatement of nominal value	(23)	(4,733)	412	273	—	—	(4,071)
Unwind of present value adjustment	43	2,913	(1,950)	(3,256)	—	(1,726)	(3,976)
At June 30, 2017	—	4,403	8,789	10,995	—	7,541	31,728
Sale amount (a)	—	—	—	—	52,405	—	52,405
Receipts	—	(4,994)	(2,493)	(4,250)	(5,267)	(877)	(17,881)
Restatement of nominal value	—	142	1,542	1,510	6,632	2,187	12,013
Unwind of present value adjustment	—	449	689	762	(3,176)	(194)	(1,470)
At June 30, 2018	—	—	8,527	9,017	50,594	8,657	76,795

Current							21,372
Non-current							55,423

(a)	Information on sales and the amounts received in the fiscal year ended June 30, 2018 is presented in Notes 1.2 and 19.b

7.2	Recoverable taxes

	2018	2017
Withholding income tax (IRRF) on financial investments to be offset	3,843	4,940
Income tax losses and social contribution carryforwards	148	—
Other recoverable taxes and contributions	5,488	2,186
Total current (a)	9,479	7,126

ICMS recoverable	8,429	7,658
ICMS recoverable on property, plant and equipment	409	684
Non-cumulative PIS and COFINS to be offset	6,837	7,031
IRRF on financial investments to be offset	2,172	4,751
Total noncurrent	17,847	20,124

(a)	Of the amounts consolidated as of June 30, 2018, the amount of R$ 4,844 refers to Value Added Tax in Paraguay.